Related-party transactions	12 Months Ended
Dec. 31, 2024
Related-party transactions
Related-party transactions

Note 27. Related-party transactions

On May 25, 2023, the Board of Directors authorized, and the Shareholders’ Meeting approved the decision to grant to Frédéric Cren, as Chief Executive Officer and Director of the Company, and Pierre Broqua, as Deputy Chief Executive Officer of the Company, potential severance payment in case of revocation or non-renewal of their mandates or due to a of change of control (excluding revocation or non-renewal for serious misconduct). The amount of the severance payment is capped at 200% of their respective salary for the preceding twelve-month period and is subject to performance conditions.

These commitments aim to secure the interests of the Company through predefined departure conditions. As of December 31, 2024, no severance payment had accrued. However, it should be noted that the dissociation of functions of Chairman of the Board of Directors and Chief Executive Officer decided on October 11, 2024 by the Board of Directors led to the termination of the mandate of Frédéric Cren as Chairman of the Board of Directors. As a result, he was entitled to receive 100% of the severance payment granted to him due to his satisfaction of the performance conditions. The severance payment Frédéric Cren was entitled to amounted to € 961,040. Frédéric Cren agreed to forego the payment of this sum, in exchange for the introduction of a similar severance payment mechanism provided for in his new remuneration policy as Chief Executive Officer.

On December 20, 2023, the Company entered into an agreement with Pierre Broqua, Deputy Chief Executive Officer and Director of the Company at the time the agreement was entered into, which was authorized by the Board of Directors at its meeting on December 15, 2023 after the project had been presented to him. In this agreement, Pierre Broqua transferred certain of his intellectual property rights related to patents to the Company between May 31, 2016 and December 31, 2022, against payment of up to €100,000, of which:

-	€50,000 on signature of the agreement (subject to and after this payment being authorized by the Annual General Meeting of June 20, 2024), and
-	€50,000 on condition that and when the first of the following events occurs: (i) the granting of marketing authorization by the health authorities of the United States of America and/or the European Union for a product whose compound, indication or manufacturing process is covered by one or more of the patents covered by the agreement, or (ii) the signature by the Company and a third party of a licensing agreement relating to one or more of the patents covered by the agreement and whose geographical territory is the United States of America and/or the European Union. At December 31, 2024, these conditions have not been met.

On July 17, 2024, the Company entered into subscription agreements for the 2024 Royalty Certificates with Biotechnology Value Fund Partners L.P. (BVF), acting on behalf of several funds and entities managed by BVF Partners, pursuant to which BVF Partners subscribed to 64 2024 Royalty Certificates, with an amount of €100 thousand per royalty certificate. At the closing of the transaction, BVF paid the Company a total amount of €6.4 million.

On December 11, 2024, the Board of Directors authorized the Company to enter into an agreement with Pierre Broqua, Deputy Chief Operating Officer of the Company. This agreement provides for the transfer and communication of Pierre Broqua’s know-how to the Company since January 1, 2023. The payments are conditional as follows:

-	€500 in return for disclosing to the Company an invention that meets the conditions for patentability;
-	€5,000 when the invention is patented for the first time in one of the territories stipulated in the agreement;
-	€20,000 when a product implementing one or more inventions of which Mr. Pierre Broqua is the inventor (or co-inventor) receives marketing authorization in one of the territories stipulated in the agreement;
-	€30,000 when a product implementing one or more inventions of which Mr. Pierre Broqua is the inventor (or co-inventor) enters the commercial exploitation phase (generates revenues) in one of the territories stipulated in the agreement.

On October 11, 2024 BVF signed a subscription agreement with the Company and subscribed to 8,231,034 prefunded warrants for a price of 11,029,585.56 euros.

On December 13, Samsara BioCapital L.P signed a subscription agreement with the Company and subscribed to 369,046 shares and 861,098 prefunded warrants for a price of 1,652,078.02 euros.

The table below sets out the compensation awarded to the members of the executive team (including the executive and corporate officers) that was recognized in expenses for the years ended December 31, 2022, 2023 and 2024.

	As of December 31,
In thousands of euros	2022	2023	2024
Short-term benefits	1,897	1,995	2,181
Post-employment benefits	(14)	101	71
Other long-term benefits	—	—	—
End of contract indemnities	—	—	—
Share-based payment	1,077	1,584	1,296
Net total	2,960	3,680	3,548